As filed with the Securities and Exchange Commission on April 28, 2006

1933 Act Registration No. 33-12911

1940 Act Registration No. 811-5075

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 60	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 62	☒

(Check appropriate box or boxes)

THRIVENT MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

625 FOURTH AVENUE SOUTH

MINNEAPOLIS, MINNESOTA 55415

(Address of Principal Executive Offices) (Zip Code)

(612) 340-7215

(Registrant’s Telephone Number, including Area Code)

JAMES M. ODLAND

THRIVENT MUTUAL FUNDS

625 FOURTH AVENUE SOUTH

MINNEAPOLIS, MINNESOTA 55415

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☒	on June 30, 2006 pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

PLEASE NOTE that this post-effective filing supplements Thrivent Mutual Funds’ (the “Trust”) existing registration statement, dated February 28, 2006, as supplemented, solely for the purpose of reflecting changes which are expected to be made to Thrivent High Yield Fund II (the “Fund”) effective as of June 30, 2006. In light of the limited number of changes to the registration statement which are necessary to reflect the changes to the Fund, this filing incorporates by reference, in their entirety, Part A and Part B of the existing registration statement, subject only to proposed changes which are reflected in the form of prospectus and statement of additional information sticker supplements.

Please also note that the Trust’s existing registration statement contains separate prospectuses for the Trust’s Class A and B Shares and for the Trust’s Institutional Class Shares. The prospectus supplement reflected in this filing supplements both the Class A and B Shares prospectus and the Institutional Class Shares prospectus. The prospectus changes necessary to reflect the proposed changes to the Fund are identical for all classes.

The proposed changes to the Fund, as well as the proposed changes to the registration statement, are contingent upon the approval, by the Fund’s shareholders, of a change in the Fund’s investment objective at a special meeting of shareholders. Proxy materials with respect to this vote are being sent to Fund shareholders; however, the special meeting of shareholders has not yet been held. Provided that the Fund’s shareholders approve the proposed change in the Fund’s investment objective prior to June 30, 2006, then the Trust intends to distribute to Fund shareholders on or about June 30, 2006, the prospectus sticker supplement reflected in this filing. In the event that the Fund’s shareholders do not approve the proposed change in investment objective prior to June 30, 2006, then the Trust will withdraw or delay the effectiveness of this post-effective amendment to its registration statement or will take such other action as may be appropriate.

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PART A

Incorporated by reference from Post-Effective Amendment No. 59 to the registration statement of Registrant, file no. 33-12911, filed on February 22, 2006, as supplemented on April 17, 2006, and further supplemented as follows:

THRIVENT MUTUAL FUNDS

Supplement to Prospectus dated February 28, 2006,

as supplemented April 17, 2006

Regarding

High Yield Fund II

(known, after June 30, 2006, as Diversified Income Plus Fund)

The following changes are made to your prospectus effective June 30, 2006:

The board of trustees of Thrivent Mutual Funds (the “Trust”) and the shareholders of Thrivent High Yield Fund II ( the “Fund”) have approved a change in the Fund’s investment objective from:

Thrivent High Yield Fund II seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high-risk, high-yield bonds commonly referred to as “junk bonds.” The Fund actively seeks to achieve the secondary objective of capital growth to the extent it is consistent with the primary objective of high current income.

to:

Thrivent Diversified Income Plus Fund seeks to maximize income while maintaining prospects for capital appreciation by investing primarily in a diversified portfolio of income-producing securities.

In connection with this change in investment objective, the board also has approved several additional changes to the Fund, including changes in the Fund’s principal strategies and a corresponding change of the Fund’s name to “Thrivent Diversified Income Plus Fund.” The combined result of these changes is the conversion of the Fund from one which invests at least 80% of its net assets in high-yield, high-risk bonds, notes, debentures, and other debt obligations and preferred stocks to one which invests primarily in a diversified portfolio of income-producing securities. The Fund no longer has a policy of investing at least 80% of its net assets in these types of high-yield debt securities and preferred stocks, although it may continue to make such investments.

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In order to reflect the changes to the Fund approved by the Fund’s shareholders and made and approved by the board, your prospectus, dated February 28, 2006, as supplemented April 17, 2006, is further supplemented as follows:

Name Change:

Unless the context clearly requires otherwise, “High Yield Fund II” is replaced in the prospectus, wherever it appears, with “Diversified Income Plus Fund.”

Thrivent Diversified Income Plus Fund – Investment Objective: The current Investment Objective is deleted in its entirety and replaced with the following:

Thrivent Diversified Income Plus Fund seeks to maximize income while maintaining prospects for capital appreciation by investing primarily in a diversified portfolio of income-producing securities.

Thrivent Diversified Income Plus Fund – Principal Strategies: The current Principal Strategies are deleted in their entirety and replaced with the following:

Under normal circumstances, the Fund invests in a diversified portfolio of debt and equity securities. Such securities may include high-yield, high-risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase these securities are rated below investment grade, that is, within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Fund’s investment adviser.

The Fund may invest in debt securities of any maturity. Such debt securities may include investment-grade corporate bonds and government bonds.

As an additional principal strategy, the Fund may invest in equity securities in the real estate industry, including Real Estate Investment Trusts (“REITs”).

The Fund’s investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.

Thrivent Diversified Income Plus Fund – Principal Risks: The following is added to the Principal Risks applicable to the Fund:

Real Estate Industry and Real Estate Investment Trust (REIT) Risk. Real estate industry risk is the risk that changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. Since the Fund invests in the real estate

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industry, the Fund’s performance will be affected by the performance of the real estate markets. REITs are subject to additional risks, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase.

Thrivent Diversified Income Plus Fund – Volatility and Performance: The following is added as a new paragraph following the last paragraph of text preceding the Year-by-Year Total Return bar chart:

Effective June 30, 2006, based on approval of the Fund’s board of trustees and shareholders, the Fund’s investment objective and principal strategies were changed, which had the effect of converting the Fund from one which invested up to 80% of its assets in certain high-yield investments to one which invests in a diversified portfolio of income-producing securities. At the same time, the Fund’s name changed from Thrivent High Yield Fund II to Thrivent Diversified Income Plus Fund. As a result, performance information presented below with respect to periods prior to June 30, 2006, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Diversified Income Plus Fund.

In addition, the following is added at the end of footnote 1 to the Average Annual Total Returns table:

In light of the changes made to the Fund effective June 30, 2006, the Lehman Brothers High Yield Bond Index is not a fully accurate reflection of the securities in which the Fund invests after that date.

Management, Organization and Capital Structure – Portfolio Management: In addition to Paul J. Ocenasek, the following are added as co-portfolio managers for Thrivent Diversified Income Plus Fund:

Mark L. Simenstad, CFA, Reginald L. Pfeifer, CFA, and James G. Dier have served as co-portfolio managers of Thrivent Diversified Income Plus Fund since 2006. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial for Lutherans since 1999. Mr. Pfeifer has served as portfolio manager of the Thrivent Real Estate Securities Fund since its inception in 2005. Mr. Pfeifer has been with Thrivent since 1990, and he has served as a portfolio

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manager since 2003, was the Head of Fixed Income from 1998 to 2002, and was the Head of Mortgages and Real Estate from 2002 to 2003. Mr. Dier has been with Thrivent since 1999. He has served as Director of Equity Quantitative Research since 2005 and previously was a Senior Quantitative Analyst from 2002 to 2005 and an Investment Systems Research and Development Specialist from 1999 to 2002.

Other Securities and Investment Practices (p. 81): The following is added to the list of Other Securities and Investment Practices:

Real Estate Investment Trusts (REITs): Each of the Funds may invest in REITs. (REITs are a principal strategy for Thrivent Real Estate Securities Portfolio and Thrivent Diversified Income Plus Fund.) REITs generally can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by a Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITS indirectly through a Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.

In addition, in the “Government bonds and municipal bonds” section, Thrivent Diversified Income Plus Fund is added to the list of funds for which government bonds are a principal strategy.

Financial Highlights – Thrivent Diversified Income Plus Fund: The following is added as a footnote to the Financial Highlights for Thrivent Diversified Income Plus Fund:

Financial highlights prior to June 30, 2006 are those of Thrivent High Yield Fund II, which changed its investment objective and principal strategies and changed its name to Thrivent Diversified Income Plus Fund on that date.

The date of this Supplement is June 30, 2006.

Please include this Supplement with your Prospectus.

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PART B

Incorporated by reference from Post-Effective Amendment No. 59 to the registration statement of Registrant, file no. 33-12911, filed on February 22, 2006, and supplemented as follows:

THRIVENT MUTUAL FUNDS

Supplement to Statement of Additional Information dated February 28, 2006

Regarding

High Yield Fund II

(known, after June 30, 2006, as Diversified Income Plus Fund)

The following changes are made to your Statement of Additional Information effective June 30, 2006:

The board of trustees of Thrivent Mutual Funds (the “Trust”) and the shareholders of Thrivent High Yield Fund II ( the “Fund”) have approved a change in the Fund’s investment objective from:

Thrivent High Yield Fund II seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high-risk, high-yield bonds commonly referred to as “junk bonds.” The Fund actively seeks to achieve the secondary objective of capital growth to the extent it is consistent with the primary objective of high current income.

to:

Thrivent Diversified Income Plus Fund seeks to maximize income while maintaining prospects for capital appreciation by investing primarily in a diversified portfolio of income-producing securities.

In connection with this change in investment objective, the board also has approved several additional changes to the Fund, including changes in the Fund’s principal strategies and a corresponding change of the Fund’s name to “Thrivent Diversified Income Plus Fund.” The combined result of these changes is the conversion of the Fund from one which invests at least 80% of its net assets in high-yield, high-risk bonds, notes, debentures, and other debt obligations and preferred stocks to one which invests primarily in a diversified portfolio of income-producing securities. The Fund no longer has a policy of investing at least 80% of its net assets in these types of high-yield debt securities and preferred stocks, although it may continue to make such investments.

In order to reflect the changes to the Fund approved by the Fund’s shareholders and made and approved by the board, your statement of additional information, dated February 28, 2006, is supplemented as follows:

Unless the context clearly requires otherwise, “Thrivent High Yield Fund II” is replaced in the statement of additional information, wherever it appears, with “Thrivent Diversified Income Plus Fund.”

The date of this Supplement is June 30, 2006.

Please include this Supplement with your Statement of Additional Information.

PART C: OTHER INFORMATION

Item 23.	Exhibits

(a	)(1)	Declaration of Trust (1)

(a	)(2)	Amendment No. 1 to Declaration of Trust (7)

(b	)	Amended and Restated By-Laws (7)

(c	)	Not Applicable

(d	)(1)	Investment Advisory Agreement with Thrivent Asset Management, LLC (12)

(d	)(2)	Investment Subadvisory Agreement with T. Rowe Price Associates with respect to Thrivent Partner Small Cap Value Fund (12)

(d	)(3)	Investment Subadvisory Agreement with Mercator Asset Management, L.P. with respect to Thrivent Partner International Stock Fund (12)

(d	)(4)	Investment Subadvisory Agreement with T. Rowe Price International, Inc. with respect to Thrivent Partner International Stock Fund (12)

(d	)(5)	Investment Subadvisory Agreement with Goldman Sachs Asset Management, L.P. with respect to Thrivent Partner Mid Cap Value Fund (12)

(d	)(6)	Investment Subadvisory Agreement with Transamerica Investment Management LLC with respect to Thrivent Partner Small Cap Growth Fund (12)

(d	)(7)	Investment Subadvisory Agreement with Turner Investment Partners, Inc. with respect to Thrivent Partner Small Cap Growth Fund (12)

(e	)(1)	Distribution Agreement with Thrivent Investment Management Inc. (2)

(e	)(2)	Amendment No. 13 to Distribution Agreement (9)

(f	)	Not Applicable

(g	)	Custodian Agreement with State Street Bank and Trust (3)

(h	)(1)	Accounting Services Agreement between Registrant and Thrivent Financial (2)

(h	)(2)	Amendment No. 7 to Accounting Services Agreement (9)

(h	)(3)	Accounting Services Agreement between Registrant and Thrivent Asset Management, LLC (12)

(h	)(4)	Administration Contract between Registrant and Thrivent Asset Management, LLC (12)

(h	)(5)	Transfer Agency Agreement with Thrivent Financial Investor Services Inc. (7)

(i	)	Not Applicable.

(j	)	Consent of Independent Registered Public Accounting Firm (*)

(k	)	Not Applicable

(l	)	Not Applicable

(m	)	Rule 12b-1 Plan (5)

(n	)	Rule 18f-3 Plan (11)

(o	)	Not Applicable

(p	)(1)	Code of Ethics (Rule 17j-1) for Registrant (12)

(p	)(2)	Code of Ethics for Registrant’s Principal Executive, Financial, and Accounting Officers (8)

(p	)(3)	Code of Ethics of Mercator Asset Management LP (4)

(p	)(4)	Code of Ethics of T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. (6)

(p	)(5)	Code of Ethics of Goldman Sachs Asset Management, L.P. (9)

(p	)(6)	Code of Ethics of Transamerica Investment Management LLC (11)

(p	)(7)	Code of Ethics of Turner Investment Partners, Inc. (9)

(q	)(1)	Powers of Attorney (11)

(1)	Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of Registrant, file no. 33-12911, filed on June 25, 1998.

(2)	Incorporated by reference from Post-Effective Amendment No. 36 to the registration statement of Registrant, file no. 33-12911, filed on December 29, 1999.

(3)	Incorporated by reference from Post-Effective Amendment No. 44 to the registration statement of Registrant, file no. 33-12911, filed on June 27, 2003.

(4)	Incorporated by reference from Post-Effective Amendment No. 31 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on March 2, 2004.

(5)	Incorporated by reference from the initial registration statement of Registrant on Form N-14, file no. 333-113514, filed on March 11, 2004.

(6)	Incorporated by reference from Post-Effective Amendment No. 50 to the registration statement of Registrant, file no. 33-12911, filed on April 26, 2004.

(7)	Incorporated by reference from Post-Effective Amendment No. 52 to the registration statement of Registrant, file no. 33-12911, filed on July 14, 2004.

(8)	Incorporated by reference from Post-Effective Amendment No. 54 to the registration statement of Registrant, file no. 33-12911, filed on December 23, 2004.

(9)	Incorporated by reference from Post-Effective Amendment No. 56 to the registration statement of Registrant, file no. 33-12911, filed on April 14, 2005.

(10)	Incorporated by reference from Post-Effective Amendment No. 57 to the registration statement of Registrant, file no. 33-12911, filed on June 29, 2005.

(11)	Incorporated by reference from Post-Effective Amendment No. 58 to the registration statement of Registrant, file no. 33-12911, filed on December 15, 2005.

(12)	Incorporated by reference from Post-Effective Amendment No. 59 to the registration statement of Registrant, file no. 33-12911, filed on February 22, 2006.

*	Filed herewith

Item 24.	Persons Controlled by or Under Common Control with the Fund

Registrant is an open-end management investment company organized as a Massachusetts business trust on March 10, 1987. Registrant’s sponsor, Thrivent Financial for Lutherans (“Thrivent Financial”), is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of each wholly-owned direct and indirect subsidiary to Thrivent Financial. Financial statements of Thrivent Financial will be filed on a consolidated basis.

Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent Financial for Lutherans	Fraternal benefit society offering financial services and products	Wisconsin

Thrivent Financial Holdings, Inc.	Holding Company with no independent operations	Delaware

Thrivent Financial Bank	Federally chartered bank	Federal Charter

Thrivent Investment Management Inc.	Broker-dealer and Investment adviser	Delaware

North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin

Thrivent Service Organization, Inc.	Organized for the purpose of owning bank account withdrawal authorizations	Wisconsin

Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania

Thrivent Property & Casualty Insurance Agency, Inc.	Auto and homeowners insurance company	Minnesota

Thrivent Insurance Agency, Inc.	Licensed Life and Health Agency	Minnesota

MCB Financial Services, Inc.	Not formally engaged in business	Minnesota

Thrivent Life Insurance Company	Life insurance company	Minnesota

Thrivent Asset Management, LLC	Investment Adviser	Delaware

Item 25.	Indemnification

Under Section 12 of Article Seven of Registrant’s Declaration of Trust, Registrant may not indemnify any trustee, officer or employee for expenses (e.g., attorney’s fees, judgments, fines and settlement amounts) incurred in any threatened, pending or completed action, if there has been an adjudication of liability against such person based on a finding of willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties of office (“disabling conduct”). Registrant shall indemnify its trustees, officers or employees for such expenses whether or not there is an adjudication of liability, if, pursuant to Investment Company Act Release 11330, a determination is made that such person was not liable by reason of disabling conduct by: (i) final decision of the court before which the proceeding was brought; or (ii) in the absence of such a decision, a reasonable determination, based on factual review, that the person was not liable for reasons of such conduct is made by: (a) a majority vote of disinterested, independent trustees; or (b) independent legal counsel in a written opinion.

Advancement of expenses incurred in defending such actions may be made pursuant to Release 11330, provided that the person undertakes to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one or more of the following conditions is met: (1) the person provides security for the undertaking; (2) Registrant is insured against losses arising by reason of any lawful advances; or (3) a majority of disinterested non-party trustees or independent legal counsel in a written opinion determines, based on review of readily available facts, that there is reason to believe the person ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provision, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of the Investment Adviser

Thrivent Asset Management, LLC is the investment adviser and administrator of Registrant. The business and other connections of the directors and offers of Thrivent Asset Management are set forth on the Form ADV on file with the Securities and Exchange Commission (file No. 801-64988).

The business and other connections of the officers and directors of Mercator Asset Management LP (Subadviser for a portion of Thrivent Partner International Stock Fund) are set forth in the Form ADV of Mercator Asset Management LP on file with the Securities and Exchange Commission (file No. 801-50347).

The business and other connections of the officers and directors of T. Rowe Price International, Inc. (Subadviser for a portion of Thrivent Partner International Stock Fund) are set forth in the Form ADV of T. Rowe Price International, Inc. on file with the Securities and Exchange Commission (file No. 801-14713).

The business and other connections of the officers and directors of Goldman Sach Asset Management, L.P. (Subadviser for Thrivent Partner Mid Cap Value Fund) are set forth in the Form ADV of Goldman Sachs Asset Management, L.P. on file with the Securities and Exchange Commission (file No 801-37591).

The business and other connections of the officers and directors of T. Rowe Price Associates, Inc. (Subadviser for Thrivent Partner Small Cap Value Fund) are set forth in the Form ADV of T. Rowe Price Associates, Inc. on file with the Securities and Exchange Commission (file No. 801-856).

The business and other connections of the officers and directors of Turner Investment Partners, Inc. (Subadviser for a portion of the Thrivent Partner Small Cap Growth Fund) are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-36220).

The business and other connections of the officers and directors of Transamerica Investment Management LLC (Subadviser for a portion of the Thrivent Partner Small Cap Growth Fund) are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-57089).

Item 27.	Principal Underwriters

(a) Not applicable.

(b) The directors and executive officers of Thrivent Investment Mgt. are listed below. Unless otherwise indicated, their principal address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund

David M. Anderson 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Director and Senior Vice President	N/A

James A. Thomsen	Director and President	N/A

Steven R. Wendt	Vice President and Chief Compliance Officer	N/A

Marnie L. Loomans-Thuecks 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Vice President	Vice President

Brian W. Picard 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Privacy and Anti-Money Laundering Officer	N/A

Thomas C. Schinke	Vice President	N/A

Kurt S. Tureson	Vice President, Chief Financial Officer and Treasurer	N/A

Vernon L. Hanson	Vice President	N/A

Jennifer R. Relien	General Counsel and Secretary	N/A

Jennifer J. Pope 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Assistant Secretary	N/A

Cynthia J. Nigbur	Assistant Secretary	N/A

Kevin J. Larson	Assistant Secretary	N/A

(c) Not applicable

Item 28.	Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant’s Custodian as follows: all documents required to be maintained by Rule 31a-1(b) will be maintained by the Funds, (625 Fourth Avenue South, Minneapolis, Minnesota 55415) except that records required to be maintained by paragraph

(2)(iv) of Rule 31a-1(b) will be maintained by the Custodian (State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110).

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement Nos. 33-12911 and 811-5075 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 28th day of April, 2006.

THRIVENT MUTUAL FUNDS

By:	/s/ James M. Odland
James M. Odland, Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this amended registration statement has been signed below by the following persons in the capacities and on the 28th day of April, 2006:

Signatures	Title

/s/ Pamela J. Moret Pamela J. Moret	President

/s/ Gerard V. Vaillancourt Gerard V. Vaillancourt	Treasurer (principal financial/accounting officer)

/s/ * F. Gregory Campbell F. Gregory Campbell	Trustee

/s/ * Herbert F. Eggerding, Jr. Herbert F. Eggerding, Jr.	Trustee

/s/ * Noel K. Estenson Noel K. Estenson	Trustee

/s/ * Richard L. Gady Richard L. Gady	Trustee

/s/ * Richard A. Hauser Richard A. Hauser	Trustee

/s/ * Connie M. Levi Connie M. Levi	Trustee

/s/ * Edward W. Smeds Edward W. Smeds	Trustee

*	James M. Odland, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Trustees pursuant to the powers of attorney duly executed by such persons.

By:	/s/ James M. Odland
James M. Odland, Attorney-in-Fact

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